DEFERRED INCOME TAXES - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on undistributed earnings	$ 6
Income tax provision for undistributed earnings	6
Undistributed earnings of foreign subsidiaries	14,362
Unused tax losses, net	4,059
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	4
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	122
Later than two years and not later than three years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	29
Later than three years and not later than four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	3
Later than four years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,879
No maturity date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	$ 2,022